SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues
Sale of goods and services	$ 92,313,776	$ 48,003,308	$ 158,667,650	$ 90,108,598
Royalties			1,129,024	1,492,026
Government grants	337	556	805	1,160
Initial recognition and changes in the fair value of biological assets	1,590,925	734,826	2,142,828	984,193
Changes in the net realizable value of agricultural products after harvest	(1,242,185)		(1,242,185)
Total	92,662,853	48,738,690	159,569,098	91,093,951
Cost of sales	$ (55,332,989)	$ (25,073,842)	(93,215,442)	(48,186,484)
Gross profit per segment			$ 66,353,656	$ 42,907,467
% Gross margin			42.00%	47.00%
Seed and integrated products
Revenues
Royalties			$ 1,129,024	$ 1,492,026
Government grants			805	1,160
Initial recognition and changes in the fair value of biological assets			1,033,753	470,789
Changes in the net realizable value of agricultural products after harvest			(821,078)
Total			25,110,137	21,155,651
Cost of sales			(8,988,420)	(8,705,712)
Gross profit per segment			$ 16,121,717	$ 12,449,939
% Gross margin			64.00%	59.00%
Crop protection
Revenues
Initial recognition and changes in the fair value of biological assets			$ 845,387	$ 119,039
Changes in the net realizable value of agricultural products after harvest			(304,522)
Total			82,603,469	48,696,101
Cost of sales			(57,480,257)	(28,703,147)
Gross profit per segment			$ 25,123,212	$ 19,992,954
% Gross margin			30.00%	41.00%
Crop nutrition
Revenues
Initial recognition and changes in the fair value of biological assets			$ 263,688	$ 394,365
Changes in the net realizable value of agricultural products after harvest			(116,585)
Total			51,855,492	21,242,199
Cost of sales			(26,746,765)	(10,777,625)
Gross profit per segment			$ 25,108,727	$ 10,464,574
% Gross margin			48.00%	49.00%
Sale of goods and services
Revenues
Sale of goods and services			$ 157,538,626	$ 88,616,572
Sale of goods and services | Seed and integrated products
Revenues
Sale of goods and services			23,767,633	19,191,676
Sale of goods and services | Crop protection
Revenues
Sale of goods and services			82,062,604	48,577,062
Sale of goods and services | Crop nutrition
Revenues
Sale of goods and services			$ 51,708,389	$ 20,847,834